Summary Of Significant Accounting Policies Components of Inventory and Property, Plant and Equipment (Tables)	12 Months Ended
Sep. 30, 2015
Inventory and property plant and equipment disclosure [Abstract]
Schedule of Inventory	Following are the components of inventory as of September 30:

	2014	2015
Finished products	$741	680
Raw materials and work in process	1,316	1,167
Total inventories	$2,057	1,847

Property, Plant and Equipment
The components of property, plant and equipment as of September 30 follow:

	2014	2015
Land	$275	251
Buildings	2,355	2,254
Machinery and equipment	6,353	6,011
Construction in progress	428	415
Property, plant and equipment, at cost	9,411	8,931
Less: Accumulated depreciation	5,609	5,346
Property, plant and equipment, net	$3,802	3,585